Intangible Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets
Amortization of intangible assets	$ 7	$ 1	$ 14	$ 2	$ 29	207
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	7	1	14	2	100	$ 200
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 0	$ 0	$ 24	$ 0
Amortization of intangible assets					$ 200